U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20594
                      FORM 24F-2
          ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

PLEASE PRINT OR TYPE.

1.    NAME AND ADDRESS OF ISSUER:
      The American Funds Tax-Exempt Series I
       1101 Vermont Avenue, N.W. Suite 600
       Washington, DC 20005

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being

filed for all series and classes of securities of the issuer, check the box but do not list series or classes:     :


3. INVESTMENT COMPANY ACT FILE NUMBER:    811-4653
 SECURITIES ACT FILE NUMBER:  33-5270

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED: July 31, 1998


4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER=S FISCAL YEAR).
(SEE INSTRUCTION A.2)
 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(C).  G CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.


5. CALCULATION OF REGISTRATION FEE:
 (i) Aggregate sale price of securities sold during the   $  48,118,054

  fiscal year pursuant to section 24(f):
 (ii) Aggregate price of securities redeemed or repurchased

  during the fiscal year:     $18,830,138
 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
  October 11, 1995 that were not previously used to
  reduce registration fees payable to the Commission: $   0

 (iv) Total available redemption credits [add items 5(ii) and 5(iii):$  18,830,138

 (v) Net sales -- if Item 5(i) is greater than Item 5(iv)

  [subtract Item 5(iv) from Item 5(i)]:                              $  29,287,916


       (vi) Redemption credits available for use in future years     $(              0)
       if item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:

 (vii) Multiplier for determining registration fee (See Instruction C.9):    x .000295

 (viii) Registration fee due [multiply Item 5(v) by Item

  5(vii)] (enter A0" if no fee is due):                                 $    8,639.94


6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer=s fiscal year

 (see Insruction D):
                  $_______________


8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]:

                                                                     = $     8,639.94



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

September 21, 1998

 Method of delivery:
   /X/ Wire transfer
   / / Mail or other means




                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
 By (Signature and Title)* /s/ Howard L. Kitzmiller
                               Howard L. Kitzmiller
                               Secretary
 Date September 22, 1998

 * Please print the name and title of the signing officer below the signature.